Commitments and Contingencies	9 Months Ended
Sep. 30, 2013
Commitments and Contingencies

9. Commitments and Contingencies

Operating Leases

The Company leases office and laboratory space over periods extending through January 30, 2018. Several of the leases contain rent escalation clauses. Rent expense for the years ended December 31, 2012 and 2011 was $3.1 million and $3.2 million, respectively. The Company incurred $2.4 million of rent expense for each of the nine-month periods ending September 30, 2013 and 2012.

Future minimum lease payments under noncancelable operating leases at September 30, 2013, are as follows:

(unaudited)
Twelve Months Ending September 30,
2014	$3,460,609
2015	3,396,780
2016	3,385,321
2017	3,486,881
2018	3,035,013
Thereafter	625,540

$17,390,144